CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		30 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Cash Flows from Operating Activities:
Net (Loss)	$ (1,525,488)	$ (345,855)	$ (1,927,694)
Adjustments to Reconcile Net (Loss) to Net Cash (Used in) Operating Activities:
Depreciation expense	154	1,927	2,082
Accretion expense	9,436	622	10,057
(Gain) on sale of oil & gas properties		(123,476)	(123,476)
Stock based compensation	540,204	79,920	620,124
Changes in Assets and Liabilities:
(Increase)/Decrease in accounts receivable	4,066	(3,316)	(704)
(Increase)/Decrease in prepaid and other assets	4,140	(25,055)	(21,300)
Increase/(Decrease) in accrued expenses	172,735		172,735
Increase/(Decrease) in accounts payable	(545,895)		(13,355)
Increase/(Decrease) in accounts payable - related party	(143,390)		(83,390)
Net Cash (Used in) Operating Activities	(1,484,038)	(415,233)	(1,364,921)
Cash Flows from Investing Activities:
(Purchase) of oil and gas property	(845,031)	(589,670)	(1,971,315)
Proceeds from the Sale of oil & gas properties		125,000	200,000
(Purchase) of furniture, fixtures and equipment	(1,346)	(6,613)	(7,958)
Restricted cash	936,030	(937,067)	(1,037)
Net Cash Provided by (Used in) Investing Activities	89,653	(1,408,350)	(1,780,310)
Cash Flows from Financing Activities:
Proceeds from the sale of common stock	625,020	500,080	1,125,100
Contributions		166,700	213,874
(Distributions)		(109,180)	(134,180)
Advances from working interest owner		1,700,000	1,700,000
Proceeds from related party notes	240,000	110,000	290,000
Net Cash Provided by (Used in) Financing Activities	865,020	2,367,600	3,194,794
Net Increase (Decrease) in Cash and Cash Equivalents	(529,365)	544,017	49,563
Cash and Cash Equivalents at the Beginning of the Period	578,928	34,911
Cash and Cash Equivalents at the End of the Period	49,563	578,928	49,563
SUPPLEMENTAL DISCLOSURE OF NON-CASH TRANSACTIONS
Recovery of Oil and Gas Property	75,117		75,117
Oil and Gas Properties Acquired with Accounts Payable		563,100
Asset Retirment Obligation	$ (32,635)	$ (61,407)	$ (94,042)